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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
               PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY
--------------------------------------------------------------------------------

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998

THE FOLLOWING TEXT IS ADDED TO THE END OF SECTION 2 "ANNUITY INCOME OPTIONS" OF THE PROSPECTUS:

THE INCOME PROTECTOR PROGRAM

The Income Protector Program guarantees a minimum lifetime income in the form of periodic payments under one of two pay out options. The Income Protector Program has three different alternatives to extend protection to variable annuity contract owners: (i) the Income Protector Base; (ii) the Income Protector Plus; and (iii) the Income Protector Max.

If the Income Protector Program is available in your state, the Income Protector Base is a standard feature of all contracts issued after November 1, 1998. It does not cost any additional fees and your participation in this benefit is immediate.

The Income Protector Plus and the Income Protector Max alternatives must be elected by you at the time you purchase your contract, or anytime thereafter, but prior to the later of (a) your 83rd birthday or (b) your third contract anniversary. Additionally, if you purchased a contract prior to November 1, 1998, you may elect to participate in the Income Protector Plus or the Income Protector Max alternatives at any time. The annual fee for participation in these alternatives is described below.

If you elect to participate in the Income Protector Plus or the Income Protector Max alternatives at the time you purchase a contract, your enrollment is immediately effective. If you enroll after you purchase a contract, your enrollment will be effective on your next contract anniversary. Once enrolled, you may not terminate participation in the Income Protector Plus or Income Protector Max alternatives under the Program.

How Do We Calculate Your Guaranteed Annual Income?

On your Annuity Date, provided you comply with the requirements to utilize the Income Protector Program to annuitize your contract, we calculate the amount of the guaranteed fixed annuity payments. We apply your Adjusted Income Benefit Base (see definition below) as of that date, to the annuity rates set forth in the Income Protection Program endorsement to your contract for the annuity option you select.

The annuity rates used to calculate annuity payments under the Income Protector Program may be lower than the annuity rates otherwise used when calculating annuity payments under the contract. However, we compare (1) the annuity payments you would receive


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based on your Adjusted Income Benefit Base under the Income Protector Program to
(2) the annuity payments you would otherwise receive using your actual contract value and the same annuity options. You will receive the higher of the two payments

Annuity Options

The following annuity options are available if you annuitize under the Income Protector Program:

           -   Life Annuity with 10 year period certain payout; or

           -   Joint and Survivor Annuity with 20 year period certain payout.


Understanding Important Terms About the Income Protector Plan

The following terms will help you understand how we determine the stream of fixed annuity payments you would receive under the Income Protector Program:

Income Benefit Base

Your Beginning Income Benefit Base is equal to either:

           - your contract value at the time your participation in the Income Protector Program is effective; or

           - your contract value as of the contract anniversary you elect to "step-up" your Income Benefit Base.


The Income Benefit Base fluctuates to take into consideration Purchase Payments, accumulated at the applicable growth rate, and is proportionately reduced by withdrawals from your contract.

At any point in time your Income Benefit Base is equal to (a) plus (b) minus (c) where:

         (a) is the Income Benefit Base on your prior contract anniversary, accumulated at the applicable Growth Rate (or your Beginning Income Benefit Base for the first contract anniversary following enrollment in the program or a "step-up" in the Income Benefit Base);

         (b) is the sum of all Purchase Payments made into the contract, accumulated at the applicable Growth Rate, since the prior contract anniversary; and

         (c) is the Total Reductions calculated as of the prior contract anniversary, accumulated at the applicable Growth Rate.


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Total Reductions are equal to the Income Benefit Base just prior to a withdrawal, multiplied by the percentage reduction in contract value resulting from such withdrawal (which includes all fees and charges applicable to such withdrawal).


Income Benefit Date

The Income Benefit Date is the valuation date you select to determine the fixed annuity payments under the Income Protector Program. The Income Benefit Date must be:

           - at least seven years after either (i) your participation in the Income Protector Program is effective or (ii) the contract anniversary your most recent "step-up" in Income Benefit Base value was effective; and

           -   a contract anniversary.

The Annuity Date you select to begin receiving income payments must be within 30 days after the Income Benefit Date.


Adjusted Income Benefit Base

Your Adjusted Income Benefit Base is your Income Benefit Base as of your Income Benefit Date, reduced by:

         (a) any Partial Withdrawals (including any charges or fees associated with such withdrawals) since the Income Benefit Date; and

         (b) any Withdrawal charges otherwise applicable to amounts in your contract, calculated as if you fully surrendered your contract as of the Income Benefit Date; and

         (c) any applicable premium taxes.


Step-Up of Income Benefit Base

If you enroll in the Income Protector Plus or Income Protector Max alternatives, you may elect to "step-up" the value of your Income Benefit Base to your then current contract value on any contract anniversary prior to the later of (a) your 83rd birthday or (b) your third contract anniversary. To step-up your Income Benefit Base, you must complete the necessary paperwork and submit it to the Company during the 30-day period preceding your contract anniversary. When you step up to the current contract value, the seven year waiting period before you can annuitize your contract automatically begins again.



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Growth Rates

The Growth Rates set forth below apply to each respective Income Protector alternative until your 90th birthday, at which time the Growth Rate equals 0% for all subsequent years:

            The Income Protector Alternatives         Growth Rate
       -----------------------------------------------------------------
                  Income Protector Base                    0%
                  Income Protector Plus                  3.25%
                  Income Protector Max                   6.50%

Fees Associated with the Income Protector Program

There are no fees associated with the Income Protector Base alternative. If you elect to participate in the Income Protector Plus or Income Protector Max alternatives, we deduct a fee, as described below, from your contract value on each contract anniversary. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date.


          The Income Protector Alternatives        Fee as a percentage of your
                                                       Income Benefit Base
       ------------------------------------------------------------------------------
               Income Protector Base                             0%
               Income Protector Plus                           .15%
               Income Protector Max                            .30%


Example:

[to follow]

The Income Protector Program is not available in all states. We reserve the right to modify, suspend or terminate the program at any time but as to future sales only.

THE INCOME PROTECTOR PROGRAM DOES NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PURCHASE PAYMENTS AND DOES NOT GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTIONS. THE BENEFITS ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM ARE AVAILABLE ONLY UPON ANNUITIZATION UNDER YOUR CONTRACT AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE.

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ANNUITIZING USING THE INCOME PROTECTOR PROGRAM MAY OR MAY NOT RESULT IN THE MOST
FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.


The last paragraph on page 11 under the sub-heading Withdrawal Charges is deleted and replaced with the following:

         "We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We will not assess a withdrawal charge upon election to annuitize your contract, except when you elect to annuitize using the Income Protector Program. If you annuitize using the Income Protector Program, we assess any withdrawal charge otherwise applicable to amounts in your contract, calculated as if you fully surrendered your contract as of the Income Benefit Date. "



Date: November 2, 1998